Earnings per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per Share
Net income	$ 69,489,294	$ 62,413,011	$ 38,976,374
Basic weighted average common stock outstanding	100,000	100,000	100,000
Effect of dilutive securities	$ 2,960
Diluted weighted average common stock outstanding	102,960	100,000	100,000
Basic net income per common stock	$ 694.89	$ 624.13	$ 389.76
Diluted net income per common stock	$ 674.92	$ 624.13	$ 389.76